Common Stock Purchase Options: Schedule of Nonvested Share Activity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Tables/Schedules
Schedule of Nonvested Share Activity

	Options	Wtd. Avg. Grant Date Fair Value
Non-vested at March 31, 2013	1,155,000	$0.95
Stock options issued during the nine months	1,478,000	1.71
Vest during the nine months ended December 31, 2013	(286,500)	2.42
Non-vested at December 31, 2013	2,346,500	$1.42

	Options	Wtd. Avg. Grant Date Fair Value
Non-vested at March 31, 2012	616,666	$0.34
Stock options issued during the year	795,000	1.25
Vest during the year ended March 31, 2013	(256,666)	0.74
Non-vested at March 31, 2013	1,155,000	$0.34